Business Combination (Details) - Schedule of fair value of consideration to acquire Fe-da Electronics - 1 months ended Sep. 28, 2020	CNY (¥)	USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Total consideration at fair value	¥ 103,422,286	$ 15,153,004
Fe-da Electronics [Member]
Business Acquisition, Contingent Consideration [Line Items]
Present value of cash to be paid by November 30, 2020	101,472,360	14,867,309
Present value of contingent cash installments	¥ 1,949,926	$ 285,695